Expense Example {- Fidelity Freedom Blend 2010 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-02 - Fidelity Freedom Blend 2010 Fund - Premier Class	Jun. 07, 2021 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	139
10 years	$ 310